     1933 Act File No. 333-85850

     1940 Act File No. 811-21073

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933

[ ]

Pre-Effective Amendment No.

[ ]

Post-Effective Amendment No. 16

[X]

and/or

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

[X]

Amendment No. 18

(Check Appropriate Box or Boxes)

Bragg Capital Trust

(Exact Name of Registrant as Specified in Charter)

1031 South Caldwell Street, Suite 200

 Charlotte, NC 28203

 (Address of principal Executive Offices)

(704) 714-7711

(Registrant's Telephone Number, Including Area Code)

Steven Scruggs

1031 South Caldwell Street, Suite 200

 Charlotte, NC 28203

 (Agent For Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 of the Securities Act of 1933, as amended.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-effective Amendment number 16 to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, and State of North Carolina, on October 21, 2011.

Bragg Capital Trust

By: /s/Steve Scruggs

   Steve Scruggs

   President/Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and or the duties indicated.

 __/s/Steve Scruggs______________________________________

Steve Scruggs, President,                                                      Date

CEO/Principal Executive Officer, Trustee

 _/s/Benton Bragg________________________________________

Benton Bragg, Treasurer                                                        Date

CFO/Principal Financial Officer/ Principal Accounting Officer, Trustee

 _/s/Philip Blount________________________________________

Philip Blount, Trustee                                                              Date

 _/s/Tim Ignasher__________________________________________

Tim Ignasher, Trustee                                                              Date

Exhibit Index

Index No.

Description of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase